Issued Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Issued Share Capital
Schedule of issued share capital

	No. of
EUR’000	shares	2023	2022	2021
Ordinary shares
Beginning and end of financial year 2021	138,574	26,575	18,641	18,641
Issued on May 2022 for capital increase	26,176	—	3,518	—
Issued on October 2022 for capital increase	32,850	—	4,416	—
Issued on December 2023 for capital increase	113,809	15,263
End of financial year 2023	311,409	41,838	26,575	18,641